Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	51
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$9,540,614.25	0.3313864	$-	-	$9,540,614.25
Class C Notes	$44,360,000.00	1.0000000	$-	-	$44,360,000.00
Total Securities	$53,900,614.25	0.0356667	$-	-	$53,900,614.25

Weighted Avg. Coupon (WAC)	4.78%		4.82%
Weighted Avg. Remaining Maturity (WARM)	14.73		14.01
Pool Receivables Balance	$85,399,768.74		$76,465,408.91
Remaining Number of Receivables	20,203		19,443

Adjusted Pool Balance	$85,027,811.06		$76,153,970.89

III. COLLECTIONS

Principal:
Principal Collections	$8,797,570.59
Repurchased Contract Proceeds Related to Principal	$36,959,356.78
Recoveries/Liquidation Proceeds	$150,868.17
Total Principal Collections	$45,907,795.54

Interest:
Interest Collections	$340,286.25
Late Fees & Other Charges	$44,737.23
Interest on Repurchase Principal	$-
Total Interest Collections	$385,023.48

Collection Account Interest	$3,141.37
Reserve Account Interest	$2,819.94
Servicer Advances	$-

Total Collections	$46,298,780.33

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	51
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$46,298,780.33
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$54,080,579.53

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$71,166.47	$-	$71,166.47	$71,166.47
	Collection Account Interest					$3,141.37
	Late Fees & Other Charges					$44,737.23
Total due to Servicer						$119,045.07

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$8,427.54		$8,427.54	$8,427.54

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

	Available Funds Remaining:					$53,900,614.25

	Reserve Account Release					$7,781,799.20
	Reserve Account Draw					$-

7.	Regular Principal Distribution Amount:					$53,900,614.25

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$8,873,840.17		$9,540,614.25
	Class C Notes Total:		$-		$44,360,000.00
	Total Noteholders Principal		$8,873,840.17		$53,900,614.25

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$371,957.68
Beginning Period Amount	$371,957.68
Current Period Amortization	$60,519.66
Ending Period Required Amount	$311,438.02
Ending Period Amount	$311,438.02
Next Distribution Date Amount	$257,850.30

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	51
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$7,781,799.20
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$76,153,970.89	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	4.89%	2.00%
Overcollateralization as a % of Current Adjusted Pool	36.61%	100.00%	40.87%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	96.92%	18,844	94.95%	$72,606,377.36
30 - 60 Days	2.43%	473	3.92%	$2,999,862.58
61 - 90 Days	0.52%	101	0.91%	$693,615.83
91-120 Days	0.13%	25	0.22%	$165,553.14
121 + Days	0.00%	0	0.00%	$-
Total		19,443		$76,465,408.91

Delinquent Receivables 30+ Days Past Due
Current Period	3.08%	599	5.05%	$3,859,031.55
1st Preceding Collection Period	3.04%	615	4.96%	$4,238,534.57
2nd Preceding Collection Period	2.98%	623	4.71%	$4,458,315.21
3rd Preceding Collection Period	2.63%	566	4.13%	$4,301,832.66
Four-Month Average	2.93%		4.71%

Repossession in Current Period		16		$126,776.30
Repossession Inventory		36		$52,027.62

Current Charge-Offs
Gross Principal of Charge-Offs				$136,789.24
Recoveries				$(150,868.17)
Net Loss				$(14,078.93)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.20%

Average Pool Balance for Current Period				$80,932,588.83

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.21%
1st Preceding Collection Period				0.78%
2nd Preceding Collection Period				0.40%
3rd Preceding Collection Period				-0.36%
Four-Month Average				0.15%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	22	2,694	$37,854,237.95
Recoveries	25	2,512	$(25,114,746.29)
Net Loss			$12,739,491.66
Cumulative Net Loss as a % of Initial Pool Balance			0.81%

Net Loss for Receivables that have experienced a Net Loss *	10	2,193	$12,928,543.73
Average Net Loss for Receivables that have experienced a Net Loss			$5,895.37

Principal Balance of Extensions			$606,149.75
Number of Extensions			83

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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